Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

Supplement to the Prospectus and Summary Prospectus
Dated December 23, 2014

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:
Portfolio Manager
Walter Nejman, Portfolio Manager at Vanguard. He has managed the Fund since
August 2015.

Prospectus Text Changes
Under the heading Investment Advisor in the description of managers primarily responsible for the day-to-day management of the Funds, references to Michael D. Eyre are removed, and the following is added:
Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005, has worked in investment management since 2008, and has managed the Russell 2000 Index, Russell 2000 Value Index, and Russell 2000
Growth Index Funds since August 2015. Education: B.A., Arcadia University;
M.B.A., Villanova University.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1851 082015

Vanguard Scottsdale Funds

Supplement to the Statement of Additional Information Dated December 23, 2014
Statement of Additional Information Text Changes
In the Investment Advisory Services section, references to Michael D. Eyre are removed. The following text is added under the heading “1. Other Accounts Managed” on page B-57:
Walter Nejman manages Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard
Russell 2000 Growth Index Fund; as of July 31, 2015, the Funds collectively held assets of $1.6 billion. As of July 31, 2015,
Mr. Nejman co-managed 30 other registered investment companies with total assets of $277 billion and 2 other pooled investment vehicles with total assets of $1.5 billion (none of which had advisory fees based on account performance).
Within the same section, the following text is added under the heading “4. Ownership of Securities” on page B-58:
As of July 31, 2015, Mr. Nejman did not own any shares of the Funds he managed.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 1690D 082015